Short-term Bank Loan	9 Months Ended
Sep. 30, 2017
Short-term Bank Loan [Abstract]
Short-term Bank Loan	NOTE 8 – Short-term Bank Loan The Company has an unsecured short-term bank credit line of $10,000 (unaudited) from a local bank with an annual interest rate of 4.25% as of September 30, 2017.